FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis
	As of December 31, 2021
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$11,531	$-	$11,531
Foreign currency derivative contracts	-	902	-	902

Total financial net assets	$-	$12,433	$-	$12,433

	As of December 31, 2020
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Available-for-sale marketable securities	$-	$27,178	$-	$27,178
Foreign currency derivative contracts	-	(952)	-	(952)

Total financial net assets	$-	$26,226	$-	$26,226